Intangible assets and property, plant and equipment	6 Months Ended
Jun. 30, 2025
Intangible assets and property, plant and equipment
Intangible assets and property, plant and equipment

8.     Intangible assets and property, plant and equipment

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2025	1,223	2,480
Additions	3	113
Impairment	—	(10)
Charge for the period	(68)	(157)
Foreign exchange	84	100
At June 30, 2025	1,242	2,526

At June 30, 2025, the carrying amount of goodwill included within intangible assets was $1,033 million (December 31, 2024: $966 million).

At June 30, 2025, the carrying amount of the right-of-use assets included within property, plant and equipment was $385 million (December 31, 2024: $385 million).

The Group recognized a depreciation charge of $157 million in the six months ended June 30, 2025 (2024: $149 million), of which $47 million (2024: $43 million) relates to right-of-use assets.

Impairment test for goodwill

Goodwill is not subject to amortization and is tested annually for impairment following the approval of the annual budget (normally at the end of the financial year), or more frequently if events or changes in circumstances indicate a potential impairment.

Management has considered whether any impairment indicators existed at the reporting date, and has concluded that the carrying amount of the goodwill is fully recoverable as at June 30, 2025.